STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 3 – STOCKHOLDERS’ DEFICIT

Issued and Authorized

As of December 31, 2021, Jupiter Gold had 6,148,212 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2021, Jupiter Gold had 40,000,000 common shares and 6,148,212 preferred shares authorized.

Common Stock

During the year ended December 31, 2021 Jupiter Gold issued and sold 293,889 shares of common stock for cash proceeds of $205,790. Additionally, the Company issued 74,158 shares of its common stock in exchange for fees and services totaling $72,035, or an average price of $0.97 per share which approximated fair market value.

During the year ended December 31, 2020 Jupiter Gold issued and sold 461,666 shares of common stock for cash proceeds of $275,000. Additionally, the Company issued 53,075 shares of its common stock in exchange for fees and services totaling $31,845, or an average price of $0.60 per share which approximated fair market value. Lastly, the Company issued 375,000 shares of common stock in connection with the conversion of $225,000 of note principal with a related party.

Preferred A Stock

Jupiter Gold has issued to one of its directors one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2021, the Company granted to officers and directors as contractual compensation options to purchase an aggregate of 210,000 shares of its common stock. Such awards corresponded to the period between January 1, 2021 to June 30, 2021; option awards for the period between July 1, 2021 and December 31, 2021 were issued after December 31, 2021. The options issued in 2021 were valued at $56,616 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.51 to $1.93), a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 169% to 288%, risk-free interest rate of 0.92% to 1.75%, and an expected term of five to ten years.

During the year ended December 31, 2020, the Company granted to officers and directors as contractual compensation options to purchase an aggregate of 375,000 shares of its common stock. The options were valued at $74,357 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.300 to $0.525), a strike price of $0.01 to $1.04, expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 0.29% to 1.69%, and an expected term of five to ten years.

The following table reflects all outstanding and exercisable options at December 31, 2021. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding	Average Exercise Price	Average Remaining Contractual Life (Years)
Issued in 2021	210,000	0.15	8.49
Exercised in 2021	120,000	1.00	–
Forfeited in 2021	350,000	1.25	–
Outstanding, December 31, 2020	1,915,000	$1.01	2.79

Stock Warrants

During the year ended December 31, 2021 the company did not issue any warrants.

During the year ended December 31, 2020, the Company issued warrants to purchase an aggregate of 200,000 shares of its common stock in connection with certain sales of its common stock. The warrants were valued at $110,053 in total. The warrants were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.75 to $0.97), a strike price of $0.60 to $0.90, expected dividend yield of 0%, historical volatility of 254.5% to 277.4%, risk-free interest rate of 0.15% to 0.54%, and an expected term of approximately six months. In addition to this, the Company issued further warrants to purchase an aggregate of 67,000 shares of its common stock in connection with a $225,000 convertible note with a related party. The warrants were valued at $19,296. The warrants were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.35), a strike price of $0.60, expected dividend yield of 0%, historical volatility of 253.1%, risk-free interest rate of 1.42%, and an expected term of approximately two years.

The following table reflects all outstanding and exercisable warrants at December 31, 2021. All stock warrants are exercisable for a period ranging from one to four years from the date of issuance.

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, December 31, 2019	-	-		-
Issued	267,000	0.79	1.74
Exercised
Forfeited
Outstanding, December 31, 2020	267,000	0.79	1.74
Issued in 2021	-	-	-	-
Exercised in 2021	-	–	–	-
Forfeited in 2021	-	–	–	-
Outstanding, December 31, 2021	267,000	$0.79	0.18